CONDENSED BALANCE SHEETS (Q3) - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 310,838			$ 22,339				$ 93,599
Prepaid expenses	51,374			50,892				568,058
Total current assets	362,212			73,231				661,657
Cash and investments held in Trust Account	6,655,195			487,268,822				483,012,312
Total Assets	7,017,407			487,342,053				483,721,052
Current liabilities:
Accounts payable	33,367			153,571				73,405
Total current liabilities	7,873,824			1,173,416				163,692
Deferred legal fees	250,000			250,000				250,000
Deferred underwriting commissions	6,762,000			16,905,000				16,905,000
Convertible working capital loan - related party	$ 850,000			$ 500,000				$ 0
Notes Payable, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]			Related Party [Member]				Related Party [Member]
Derivative warrant liabilities	$ 2,323,923			$ 536,300				$ 14,301,100
Total liabilities	18,059,747			19,364,716				31,619,792
Commitments and Contingencies
Class A ordinary shares; 918,402 and 48,300,000 shares subject to possible redemption at $10.00 and $10.09 per share at September 30, 2023 and December 31, 2022, respectively	6,357,780			487,168,822				483,000,000
Shareholders' Deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding at September 30, 2023 and December 31, 2022, respectively	0			0				0
Additional paid-in capital	9,585,984			0				0
Accumulated deficit	(26,987,312)			(19,192,693)				(30,899,948)
Total shareholders' deficit	(17,400,120)	$ (15,537,132)	$ (23,390,077)	(19,191,485)	$ (20,017,781)	$ (19,024,609)	$ (25,123,550)	(30,898,740)	$ 10,221
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	7,017,407			487,342,053				483,721,052
Nonrelated Party [Member]
Current liabilities:
Accrued expenses	7,600,457			899,845				90,287
Related Party [Member]
Current liabilities:
Accrued expenses	240,000			120,000				0
Common Class A [Member]
Shareholders' Deficit:
Ordinary shares	0			0				0
Common Class B [Member]
Shareholders' Deficit:
Ordinary shares	$ 1,208			$ 1,208				$ 1,208